INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 14:-	INCOME TAXES

a.	Accounting for uncertainty in income taxes:

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2012	2011

Opening balance	$222	$-
Liability assumed in connection with the acquisition of RepliWeb	-	193
Additions for prior years' tax position	14	(2)
Additions for current year's tax position	-	31
Reduction of prior years' tax position due to lapse of statute of limitation	(35)	-

Closing balance	$201	$222

Included in accrued expenses and other current liabilities	$110	$-

Included in other long term liabilities	$91	$222

As of December 31, 2012, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.
During the years ended December 31, 2012 and 2011, the Company recorded $ 14 and $ 4 for interest expense related to uncertain tax positions, respectively. As of December 31, 2012 and 2011, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 33 and $ 32, respectively, which is included in the liability balance. In the next 12 month, the statute of limitation with respect to 2008 tax year will lapse, which will impact the unrecognized tax position liability balance with respect to 2008 tax year.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. However, the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

b.	Israeli taxation:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2010 - 25%, 2011 - 24%, 2012 - 25%.

The Israeli entities have not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2007 tax year can be regarded as final.

Tax loss carryforward:

The Company's tax losses carryforward were approximately $ 40,108 as of December 31, 2012. Such losses can be carried forward indefinitely to offset any future taxable income of the Company.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The U.S tax returns of Attunity Inc. and RepliWeb Inc. remain subject to examination by the U.S tax authorities for the tax years beginning in January 1, 2007 and January 1, 2005, respectively.

The U.S subsidiary's tax loss carry forward amounted to approximately $ 845 as of December 31, 2012 for federal and state tax purposes. Such losses are available to offset any future U.S taxable income of the U.S subsidiaries and will expire in the year 2026.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Deferred taxes:
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:
	December 31,
	2012	2011

Net operating loss carry forwards	$11,425	$13,158
Temporary differences related to R&D expenses	1,569	967
Temporary differences related to accrued employee costs	368	259
Deferred revenue and other	525	163
Total deferred tax asset before valuation allowance	13,887	14,547
Less - valuation allowance	(13,191)	(13,811)
Deferred tax asset	696	736

Intangible assets	(717)	(1,078)

Deferred tax liability	(717)	(1,078)

Deferred tax liability, net	$(21)	$(342)

Domestic	-	-

Foreign:
Current deferred tax asset, net	33	8
Non-current deferred tax liability	(54)	(352)

	(21)	(344)

	$(21)	$(344)

The Company has provided valuation allowances in respect of deferred tax assets resulting from tax loss carry forwards and other temporary differences in Israel. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry forwards and other temporary differences will not be realized in the foreseeable future.

The net change in the valuation allowance primarily relates to utilization of net operating losses for which a valuation allowance was provided.

ASC No. 718 prohibits recognition of a deferred tax asset for excess tax benefits due to stock option exercises that have not yet been realized through a reduction in income tax payable. All net operating loss carry forwards relate to excess tax deductions from stock options which have not yet been realized. Such unrecognized deferred tax benefits will be accounted for as a credit to additional paid-in-capital, if and when realized.

e.	Reconciliation of the tax expenses to the actual tax expenses:

The main reconciling items of the statutory tax rate of the Company for the years 2010 and 2011 (2010 - 25%, 2011 - 24%) to the effective tax rate are valuation allowances provided for deferred tax assets. Tax expenses mainly represent business taxes in certain foreign locations.

A reconciliation between the theoretical tax expenses for the year ended December 31, 2012, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of income is as follows:

Income before taxes, as reported in the consolidated statements of income	$1,277

Statutory tax rate	25%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$319
Tax adjustment in respect of different tax rate of foreign subsidiaries	21
Non-deductible expenses and other permanent differences	233
Losses and timing differences for which deferred taxes were not recorded in prior years	934
Utilization of tax losses for which valuation allowance was provided for in prior years	(1,538)
Taxes with respect to prior year	(178)

Actual tax benefit	$(209)

h.	Income (loss) before taxes on income (benefit):

	Year ended December 31,
	2012	2011	2010

Domestic	$1,147	$(789)	$(1,634)
Foreign	130	(424)	203

	$1,277	$(1,213)	$(1,431)

Taxes on income (benefit) are comprised as follows:

	Year ended December 31,
	2012	2011	2010

Deferred tax benefit	$(321)	$(774)	$-
Current taxes	112	375	74

	$(209)	$(399)	$74

Domestic	$201	$218	$23
Foreign	(410)	(617)	51

	$(209)	$(399)	$74
Domestic taxes:
Current	$201	$218	$23
Deferred	-	-	-

	201	218	23
Foreign taxes - US:
Current	(89)	157	51
Deferred	(321)	(774)	-

	(410)	(617)	51

Taxes on income	$(209)	$(399)	$74